Cash and cash equivalents - Term deposit balance (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	[1]	$ 171,906	$ 311,775
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		761,659	611,856
Citi bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		214,282	210,361
JP Morgan [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		501,916	$ 401,495
BNP Paribas [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		$ 45,461

[1]	(c)As of December 31, 2019 and 2018, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.